Financial Risk Management Objectives and Policies - Summary of Contractual Undiscounted Cash Flows of Financial Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	¥ 58,818	¥ 68,560
Derivative financial instruments	29	325
Obligations under finance leases	90,980	80,150
Trade, bills and other payables	19,747	16,148
Total	169,574	165,183
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	30,813	41,060
Derivative financial instruments	29	324
Obligations under finance leases	11,974	11,651
Trade, bills and other payables	19,747	16,148
Total	62,563	69,183
1 to 2 years [member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	8,074	7,325
Obligations under finance leases	12,014	10,408
Total	20,088	17,733
2 and 5 years [member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	15,500	10,161
Derivative financial instruments		1
Obligations under finance leases	30,018	27,895
Total	45,518	38,057
Over 5 years [member]
Disclosure of maturity analysis for non-derivative and derivative financial liabilities [Line Items]
Borrowings	4,431	10,014
Obligations under finance leases	36,974	30,196
Total	¥ 41,405	¥ 40,210